OPERATING LEASES - Charter hire and office rent expense (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Operating Lease Liabilities, Payments Due [Abstract]
2024 (remaining six months)	$ 1,681
2025	3,306
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	12,565
Less: Imputed interest	(1,652)
Present value of operating lease liabilities	$ 10,912	$ 12,253